Taxes Payable - Schedule of Taxes Payable (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Taxes Payable [Abstract]
Value-added tax	¥ 1,534,009		¥ 1,940,711
Surtaxes	1,636,110		145,505
Withholding individual income tax	96,048		60,603
Total	¥ 3,266,167	$ 467,056	¥ 2,146,819